Income Taxes (Details) - Schedule of Effective Tax Rate		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule of Effective Tax Rate [Line Items]
U.S. statutory rate		21.00%	21.00%
Differential of Malaysia statutory tax rate		2.00%	2.10%
Change in valuation allowance		(23.80%)	(15.90%)
Permanent difference	[1]		(7.30%)
Effective tax rate		(0.80%)	(0.10%)

[1]	Permanent difference consists of legal and professional fee net with the IPO proceeds, which is non-deductible in the Company’s tax return.